YieldMax CVNA Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 10.9%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 10.9%
Carvana Co., Expiration: 8/7/2026; Exercise Price: $64.00	$7,046,680	1,130	$180,800
Carvana Co., Expiration: 8/7/2026; Exercise Price: $63.00	12,472,000	2,000	403,000
Carvana Co., Expiration: 9/18/2026; Exercise Price: $65.01	19,518,680	3,130	1,491,226
			2,075,026

TOTAL PURCHASED OPTIONS (Cost $3,200,831)			2,075,026

SHORT-TERM INVESTMENTS - 105.5%
Money Market Funds - 13.8%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		2,618,544	2,618,544

U.S. Treasury Bills - 91.7%		Principal Amount	Value
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		$5,706,000	5,688,262
U.S. Treasury Bill, 10/15/2026, 3.60%(f)		3,708,000	3,680,387
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		1,234,000	1,217,385
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		7,036,000	6,889,936
			17,475,970

TOTAL SHORT-TERM INVESTMENTS (Cost $20,093,345)			20,094,514

TOTAL INVESTMENTS - 116.4% (Cost $23,294,176)			$22,169,540
Liabilities in Excess of Other Assets - (16.4)%			(3,130,976)
TOTAL NET ASSETS - 100.0%			$19,038,564

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.

YieldMax CVNA Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (17.4)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (5.7)%
Carvana Co., Expiration: 8/7/2026; Exercise Price: $61.00	$(7,046,680)	(1,130)	$(346,910)
Carvana Co., Expiration: 8/7/2026; Exercise Price: $60.00	(12,472,000)	(2,000)	(735,000)
			(1,081,910)

Put Options - (11.7)%
Carvana Co., Expiration: 9/18/2026; Exercise Price: $65.01	(19,518,680)	(3,130)	(2,234,163)

TOTAL WRITTEN OPTIONS (Premiums received $3,308,315)			$(3,316,073)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.